Share-Based Compensation - Schedule of RSAs Activity Under the 2020 Plan (Details) - RSU [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSAs unvested, beginning balance	38,289	91,419	133,066
Weighted average grant date fair value unvested, beginning balance	$ 34.73	$ 38.52	$ 40.34
Number of RSAs, Granted
Weighted average grant date fair value, Granted
Number of RSAs, vested			(25,572)
Weighted average grant date fair value, Vested			$ 31.31
Number of RSAs, forfeited	(21,373)	(53,130)	(16,075)
Weighted average grant date fair value, Forfeited	$ 38.24	$ 41.25	$ 65
Number of RSAs unvested, ending balance	16,916	38,289	91,419
Weighted average grant date fair value unvested, ending balance	$ 30.3	$ 34.73	$ 38.52